Property, Plant, and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant, and equipment	€ 6,670	€ 8,776	€ 8,594
Capitalized borrowing costs	77	32	154
Impairment of property, plant and equipment	1,172	€ 0	€ 0
Impairment of capitalized HAWK Terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recognized recoverable amount	0
Impairment of property, plant and equipment	1,172
Carrying amount of recognized recoverable amount	€ 0